LONG-TERM LOANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Debt Disclosure [Abstract]
SCHEDULE OF LONG TERM LOANS

As of March 31, 2025 and December 31, 2024, the Company’s long-term loans from banks and other financial institution consist of the following:

Indebtedness	Weighted Average Interest Rate*	Weighted Average Years to Maturity*	March 31, 2025	December 31, 2024
Guaranteed loans
Fixed rate loan	0.02%	0.03	$86,317	$90,274
Variable rate loans	1.18%	2.63	6,778,678	6,473,490
Subtotal	1.20%	2.66	6,864,995	6,563,764

Unsecured loan
Fixed rate loan	—	—	—	35,742
Subtotal	—	—	—	35,742

Total long-term loans	1.20%	2.66	6,864,995	6,599,506

Less: current portion			(66,950)	(96,824)
Non-current portion			$6,798,045	$6,502,682

*	Pertained to information for loans outstanding as of March 31, 2025.

Indebtedness	Weighted Average Interest Rate*	Weighted Average Years to Maturity*	December 31, 2024	December 31, 2023
Guaranteed loans
Fixed rate loans	0.04%	0.08	$185,766	$575,191
Variable rate loans	1.15%	2.83	6,377,998	289,226
Subtotal	1.19%	2.91	6,563,764	864,417

Unsecured loans
Fixed rate loans	0.01%	0.00	35,742	354,522
Subtotal	0.01%	0.00	35,742	354,522

Total long-term loans	1.20%	2.91	6,599,506	1,218,939

Less: current portion			(96,824)	(156,217)
Non-current portion			$6,502,682	$1,062,722

*	Pertained to information for loans outstanding as of December 31, 2024.

SCHEDULE OF OUTSTANDING LOANS

The guarantee information of the Company’s outstanding loans as of March 31, 2025 and December 31, 2024 consists of the following:

	March 31, 2025	December 31, 2024
Co-guaranteed by CEO of subsidiaries within the Company’s organizational structure and Tokyo Credit Guarantee Association	$175,316	$185,766
Guaranteed by a subsidiary within the Company’s organizational structure	$6,689,679	$6,377,998

The guaranteed information of the Company’s outstanding loans as of December 31, 2024 and 2023 consists of the following:

	December 31, 2024	December 31, 2023
Co-guaranteed by CEO of subsidiaries within the Company’s organizational structure and Tokyo Credit Guarantee Association	$185,766	$747,474
Co-guaranteed by CEO of a subsidiary within the Company’s organizational structure and Kanagawa Credit Guarantee Association	$—	$116,943
Guaranteed by a subsidiary within the Company’s organizational structure	$6,377,998	$—

SCHEDULE OF MATURITIES OF LONG TERM DEBT

As of March 31, 2025, future minimum payments for long-term loans are as follows:

Years ending December 31,	Principal Repayment
Remaining of 2025	$47,423
2026	66,950
2027	6,750,622
Thereafter	—
Total	$6,864,995

As of December 31, 2024, future minimum payments for long-term loans are as follows:

Years ending December 31,	Principal Repayment
2025	$96,824
2026	66,580
2027	6,436,102
2028	—
2029 and thereafter	—
Total	$6,599,506